SUPPLEMENTAL FILING

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24f-2
            Annual Notice of Securities Sold Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.   NAME AND ADDRESS OF ISSUER:

     CT&T Funds
     171 North Clark Street
     Chicago, Illinois 60601


2.   NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

     Chicago Trust Growth & Income Fund     Chicago Trust Talon Fund
     Chicago Trust Asset Allocation Fund    Montag & Caldwell Growth Fund
     Chicago Trust Bond Fund                Montag & Caldwell Balanced Fund
     Chicago Trust Municipal Bond Fund
     Chicago Trust Money Market Fund


3.   INVESTMENT COMPANY ACT FILE NUMBER:         SECURITIES ACT FILE NUMBER:

     No. 811-8004                                No.   33-68666


4.   LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:

     October 31, 1995


5. CHECK THIS BOX IF NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24f-2 DECLARATION:

     [  ]


6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24f-2(a)(1), IF APPLICABLE (SEE INSTRUCTION A.5):

     N/A


7. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES OF THE SAME CLASS OR SERIES SOLD DURING THE FISCAL YEAR WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:

     N/A


8. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24f-2:

     N/A


9.   NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:

     Number of Shares.........730,839,084
     Aggregate Sale Price..$1,162,218,048


10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24f-2:

     Number of Shares.........730,582,675
     Aggregate Sale Price..$1,161,114,362


11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.5):

     Number of Shares.........256,409
     Aggregate Sale Price..$1,103,686


12.  CALCULATION OF REGISTRATION FEE:

      (i) Aggregate Sale Price of Securities Sold
          during the Fiscal Year in reliance on
          Rule 24f-2 (from Item 10)...........................$1,161,114,362

     (ii) Aggregate Price of Shares Issued
          in connection with Dividend Reinvestment Plans
          (from Item 11, if applicable)...........................+1,103,686

    (iii) Aggregate Price of Shares Redeemed
          or Repurchased during the Fiscal Year
          (if applicable).......................................-656,238,462

     (iv) Aggregate Price of Shares Redeemed
          or Repurchased and applied as a reduction
          to Filing Fees Pursuant to Rule 24e-2
          (if applicable)...........................................+N/A

      (v) Net Aggregate Sale Price of Securities Sold
          during the Fiscal Year in reliance on Rule 24f-2
          [line (i), plus line (ii), less line (iii),
          plus line (iv)] (if applicable)....................... 505,979,586

     (vi) As prescribed by Section 6(b) under the
          Securities Act of 1933 or other Applicable
          Law or Regulation (see Instruction C.5)...................../2,900

    (vii) FEE DUE
          [line (v) divided or multiplied by line(vi)] =         $174,475.72
          less amount already paid =                             $174,470.04

          balance due =                                                $5.68

INSTRUCTION:   Issuers should complete lines (ii), (iii), (iv), and (v)
               only if the Form is being filed within 60 days after the close of the Issuer's Fiscal Year. See Instruction C.3.


13. CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3a OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17 CFR 203.3a):

     [X]

     DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S LOCKBOX DEPOSITORY:

     December 28, 1995


                                  SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


By:  Kenneth C. Anderson                              By:

Title: Vice-President, Secretary & Treasurer          Title:

Date:  December 27, 1995                              Date:            , 1995

 * Please print the name and Title of the signing officer below the signature.